UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

Direxion Insurance Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Direxion Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 65.6%
51,062	iShares iBoxx $ High Yield Corporate Bond ETF	$4,626,728
118,001	SPDR Barclays High Yield Bond ETF	4,627,999
	TOTAL INVESTMENT COMPANIES (Cost $9,115,029)	$9,254,727

	TOTAL INVESTMENTS (Cost $9,115,029) - 65.6%	$9,254,727
	Other Assets in Excess of Liabilities - 34.4% (a)	4,861,351
	TOTAL NET ASSETS - 100.0%	$14,116,078

Percentages are stated as a percent of net assets.
(a) $640,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
March 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	25,536	$2,314,035	(0.076)%	7/13/2015	$9,905
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	59,000	2,309,995	(0.076)%	7/13/2015	15,488
			$4,624,030			$25,393

Direxion VP Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
March 31, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	70,498
TOTAL NET ASSETS - 100.0%	$70,498

Percentages are stated as a percent of net assets.

Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
March 31, 2015 (Unaudited)

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	322,089
TOTAL NET ASSETS - 100.0%	$322,089

Percentages are stated as a percent of net assets.
(a) $36,481 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
March 31, 2015 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
1	Cotton No. 2 Futures
	Expiring May 2015 (Underlying Face Amount at Market Value $31,550)	$(1,104)

1	Gold Futures
	Expiring June 2015 (Underlying Face Amount at Market Value $118,320)	1,376

1	U.S. 5 Year T-Note Futures
	Expiring June 2015 (Underlying Face Amount at Market Value $120,211)	1,161

1	U.S. Dollar Index Futures
	Expiring June 2015 (Underlying Face Amount at Market Value $98,661)	447
		$1,880

Short Futures Contracts
March 31, 2015 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
1	Copper Futures
	Expiring May 2015 (Underlying Face Amount at Market Value $68,500)	$(3,754)

2	Corn Futures
	Expiring May 2015 (Underlying Face Amount at Market Value $37,625)	(342)

1	Gasoline RBOB Futures
	Expiring May 2015 (Underlying Face Amount at Market Value $73,340)	(487)

1	Natural Gas Futures
	Expiring January 2016 (Underlying Face Amount at Market Value $31,880)	3,297

1	NY Harbor ULSD Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $76,801)	(4,452)

1	Soybean Futures
	Expiring July 2015 (Underlying Face Amount at Market Value $48,888)	1,934

1	Sugar No. 11 Futures
	Expiring October 2015 (Underlying Face Amount at Market Value $14,202)	2,792

1	Wheat Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $26,863)	(1,302)
		$(2,314)

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015:

Direxion Dynamic VP HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$9,254,727	$-	$-	$9,254,727
Other Financial Instruments*	-	25,393	-	25,393

Direxion VP Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$-	$-	$-

Direxion VP Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(434)	$-	$-	$(434)

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For further detail on each asset class, see Schedules of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2015 (Unaudited) was as follows*:

	Direxion Dynamic VP HY Bond Fund	Direxion VP Indexed Commodity Strategy Fund	Direxion VP Indexed Managed Futures Strategy Fund
Cost of investments	$9,396,083	$0	$0
Gross unrealized appreciation	$139,956	$0	$0
Gross unrealized depreciation	$(281,312)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$(141,356)	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Direxion Insurance Trust

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis
                                                   Principal Executive Officer

Date     4/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis
                                                   Principal Executive Officer

Date     4/26/15

By (Signature and Title)  /s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick
                                                  Principal Financial Officer

Date     5/11/15